Investment in Joint Operations - Information about Joint venture production exploration (Parenthetical) (Detail) - YPF [member] - Bajo del Toro [member]	12 Months Ended
Dec. 31, 2018
Disclosure of joint operations [line items]
Participation	50.00%
Direct participation [member]
Disclosure of joint operations [line items]
Participation	26.00%
Indirect participation [member]
Disclosure of joint operations [line items]
Participation	24.00%